Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2023
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,305,054	¥1,104,894	¥1,262,245	¥1,087,526

Current service cost	35,045	22,351	30,632	22,555
Past service cost	—	—	—	—
Interest cost	8,360	29,822	9,732	40,151
Plan participants’ contributions	—	3,657	—	4,165
Remeasurements:
Changes in demographic assumptions	6,346	(777)	(3,387)	(317)
Changes in financial assumptions	(25,500)	(85,754)	(71,936)	(220,863)
Other	5,502	(3,603)	12,291	38,427
Benefits paid	(72,562)	(82,561)	(63,085)	(116,150)
Deconsolidation	—	—	(15,765)	—
Exchange differences on translating foreign operations	—	99,497	—	70,467

Balance at end of year	¥1,262,245	¥1,087,526	¥1,160,727	¥925,961

Fair value of plan assets:
Balance at beginning of year	¥1,365,509	¥910,436	¥1,355,276	¥1,013,050

Interest income	8,865	24,981	10,589	37,211
Actual return on plan assets, excluding interest income	21,172	50,833	(76,690)	(137,659)
Employer contributions	20,484	17,404	20,409	21,178
Plan participants’ contributions	—	3,657	—	4,165
Benefits paid	(60,754)	(82,561)	(58,544)	(116,150)
Deconsolidation	—	—	(14,285)	—
Exchange differences on translating foreign operations	—	88,300	—	58,180

Balance at end of year	¥1,355,276	¥1,013,050	¥1,236,755	¥879,975

Effects of asset ceiling	—	35,321	—	62,516

Net defined benefit liabilities (assets)	¥(93,031)	¥109,797	¥(76,028)	¥108,502

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2022 and 2023 is as follows:
As of March 31, 2022

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥56,192	¥—	¥56,192	¥15,147	¥—	¥15,147
Equity securities:
Japan	32,349	—	32,349	9,483	—	9,483
United States	260,424	58	260,482	72,349	—	72,349
Other	248,143	276	248,419	51,606	—	51,606
Debt securities:
Japan	65,388	—	65,388	—	575	575
United States	2,795	150,494	153,289	—	81,155	81,155
Other	173,477	71,516	244,993	—	7,100	7,100
Group annuity insurance:
General accounts	—	40,008	40,008	—	—	—
Separate accounts	—	22,317	22,317	—	—	—
Pooled funds:
Real estate funds	—	402	402	—	87,540	87,540
Private equity funds	—	—	—	—	191,196	191,196
Hedge funds	—	145,474	145,474	—	34,341	34,341
Commingled and other mutual funds	1,798	129,080	130,878	4,732	425,668	430,400
Other	67	(44,982)	(44,915)	61	32,097	32,158

Total	¥840,633	¥514,643	¥1,355,276	¥153,378	¥859,672	¥1,013,050

As of March 31, 2023

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥20,230	¥—	¥20,230	¥6,929	¥—	¥6,929
Equity securities:
Japan	22,388	—	22,388	398	—	398
United States	195,611	—	195,611	13,794	—	13,794
Other	171,921	153	172,074	7,413	—	7,413
Debt securities:
Japan	66,416	862	67,278	—	768	768
United States	35,338	136,352	171,690	—	114,757	114,757
Other	152,213	89,536	241,749	—	10,656	10,656
Group annuity insurance:
General accounts	—	40,942	40,942	—	—	—
Separate accounts	—	23,130	23,130	—	—	—
Pooled funds:
Real estate funds	—	398	398	—	73,017	73,017
Private equity funds	—	—	—	—	162,414	162,414
Hedge funds	—	117,422	117,422	—	26,061	26,061
Commingled and other mutual funds	1,419	151,752	153,171	—	454,352	454,352
Other	54	10,618	10,672	263	9,153	9,416

Total	¥665,590	¥571,165	¥1,236,755	¥28,797	¥851,178	¥879,975

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.8%	2.8 - 4.0%	1.2%	4.8 - 5.1%
Rate of salary increase	1.5%	2.0 - 3.6%	1.6%	2.0 - 4.4%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2022 and 2023 are as follows:

Yen (millions)
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥93,079 increase	¥86,569 increase	¥80,821 increase	¥57,236 increase
0.5% increase	¥83,077 decrease	¥78,153 decrease	¥72,450 decrease	¥50,643 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	14 years	14 years	13 years	11 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Personnel expenses	¥1,470,748	¥1,502,364	¥1,635,515